STI CLASSIC FUNDS
Supplement dated December 12, 2007, to the
Prospectuses dated August 1, 2007 for the
Prime Quality Money Market Fund (A, C and I Shares)
Tax-Exempt Money Market Fund (A and I Shares)
U.S. Government Securities Money Market Fund (A and I Shares)
U.S. Treasury Money Market Fund (A and I Shares)
Virginia Tax-Free Money Market Fund (A and I Shares)
Effective immediately a number of changes are taking place in the portfolio management structure of the STI Classic Money Market Funds. The changes are as follows (all other information remains unchanged):

Fund Name	Current Portfolio Managers	New Portfolio Manager Listing
Prime Quality Money Market Fund	Dean Speer, Kimberly Maichle, Greg Hallman	Michael Sebesta, Dean Speer, Kimberly Maichle, Sonny Surkin, J.P. Yarusinski
Tax-Exempt Money Market Fund	Greg Hallman, Lee Poage	Michael Sebesta, Greg Hallman, Chris Carter
U.S. Government Securities Money Market Fund	Dean Speer, Kimberly Maichle, Greg Hallman	Michael Sebesta, Dean Speer, Kimberly Maichle, Sonny Surkin, J.P. Yarusinski
U.S. Treasury Money Market Fund	Dean Speer, Kimberly Maichle, Greg Hallman	Michael Sebesta, Dean Speer, Kimberly Maichle, Sonny Surkin, J.P. Yarusinski
Virginia Tax-Free Money Market Fund	Greg Hallman, Lee Poage	Michael Sebesta, Greg Hallman, Chris Carter

Mr. Chris Carter, CFA, has served as Vice President of Trusco since July 2003. He has co-managed the Tax-Exempt Money Market Fund and the Virginia Tax-Free Money Market Fund since December 2007 and has managed the Georgia Tax-Exempt Bond Fund since August 2003 and the North Carolina Tax-Exempt Bond Fund since March 2005. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Assistant Portfolio Manager of Evergreen Investment Management Company from January 2002 to July 2003. He has more than 16 years of investment experience.
Mr. Greg Hallman has served as Vice President of Trusco since February 2006, after serving as Associate since November 1999. He has co-managed the Tax-Exempt Money Market Fund and the Virginia Tax-Free Money Market Fund since August 2007. He has more than 8 years of investment experience.
Mr. Michael G. Sebesta, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the Prime Quality Money Market Fund since November 2007 and co-managed the Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, and Virginia Tax-Free Money Market Fund since December 2007. He has more than 20 years of investment experience.
Mr. Sonny Surkin has served as Director of Trusco since December, 2005, after serving as Vice President and Fixed Income Manager since August 1995. He has co-managed the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund since December 2007. He has more than 28 years of investment experience.
Mr. J.P. Yarusinski, CFA, has served as Director of Trusco since December, 2007, after serving as Vice President since February 2005. He has co-managed Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund since December 2007. Prior to joining Trusco, Mr. Yarusinski served as Vice President and Portfolio Manager of SouthTrust Bank from November 2002 through February 2005. He has more than 10 years of investment experience.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
SP-MM-1207